RISK MANAGEMENT - Level of collateral held (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt instruments
RISK MANAGEMENT
Collateral (held) pledged	$ (741,197)	$ (1,214,692)
Derivatives
RISK MANAGEMENT
Collateral (held) pledged	(138,416)	(87)
Equity securities
RISK MANAGEMENT
Collateral (held) pledged		0
Credit risk
RISK MANAGEMENT
Collateral (held) pledged	(879,613)	(1,214,779)
Credit risk | Debt instruments
RISK MANAGEMENT
Collateral (held) pledged	$ 741,197	$ 1,214,692
Main type of collateral	Government bonds (TES)	Government bonds (TES)
Credit risk | Derivatives
RISK MANAGEMENT
Collateral (held) pledged	$ 138,416	$ 87
Main type of collateral	Cash	Cash